3. INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Taxes Tables
Schedule of income tax expense
	2016	2015
Current tax provision	$500	$1,197
Deferred tax provision	(66,821)	(30,447)
Valuation allowance	66,821	30,447
Total income tax provision	$500	1,197

	2015	2014
Current tax provision	$1,197	$1,528
Deferred tax provision	(30,447)	(47,447)
Valuation allowance	30,447	47,447
Total income tax provision	$1,197	$$1,528

Schedule of effective income tax rate
	2016	2015
Federal statutory tax rate	(34.0%)	(34.0%)
State taxes, net of federal benefit	(0.3%)	(2.9%)
Permanent differences	—	—
Expiration of Stock Options	—	—
Other	—	—
Valuation allowance	34.00%	34.00%
Effective tax rate	(0.3)%	(2.9)%

	2015	2014
Federal statutory tax rate	(34.0%)	(34.0%)
State taxes, net of federal benefit	(1.4%)	(1.1%)

Permanent differences	—	—
Expiration of Stock Options	—	—
Other	—	—
Valuation allowance	34.00%	34.00%
Effective tax rate	(1.40)%	(1.10)%

Schedule of deferred tax assets and liabilities
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	($144,715)	($77,894)
Total deferred tax asset	144,715	77,894
Valuation allowance	(144,715)	(77,894)

	2015	2014
Deferred tax assets:
Net operating loss carryforwards	($77,894)	($47,447)
Total deferred tax asset	77,894	47,447
Valuation allowance	(77,894)	(47,447)
	$—	$—